Note 41 Gains Or Losses On Financial Assets And Liabilities And Exchange Differences Breakdown By Heading On the Balance Sheet (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Gains Or Losses On Financial Assets And Liabilities And Exchange Differences Breakdown By Heading On the Balance Sheet [Line Items]
Gains or losses on derecognition of financial assets and liabilities not measured at fair value through profit or loss net	€ 423	€ 327	€ 76
Gains Losses On Derecognition Of Financial Assets At Amortized Cost	24	20	41
Gains Losses On Derecognition Of Other Financial Assets And Liabilities	398	307	35
Gains or losses on financial assets and liabilities held for trading net	2,255	2,458	1,352
Reclassification Of Financial Assets From Fair Value Through Other Comprehensive Income To Held For Trading	0	0	0
Reclassification Of Financial Assets From Amortized Cost To Held For Trading	0	0	0
Reclassification Of Other Gains Losses To Held For Trading	2,255	2,458	1,352
Gains (losses) on financial assets at fair value through profit or loss, mandatorily measured at fair value	236	179	337
Reclassification Of Financial Assets From Fair Value Through Other Comprehensive Income To Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss	0	0	0
Reclassification Of Financial Assets From Amortized Cost To Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss	0	0	0
Reclassification Of Other Gains Losses To Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss	236	179	337
Gains or losses on financial assets and liabilities designated at fair value through profit or loss net	28	249	96
Gain (loss) on hedge ineffectiveness recognised in profit or loss	(1)	5	(17)
Subtotal gains or losses in financial assets and liabilities net	2,941	3,218	1,844
Foreign exchange gain (loss)	(285)	695	339
Gains (losses) on financial assets and liabilities, hedge accounting and exchange differences	€ 2,656	€ 3,913	€ 2,183